Leases (Narrative) (Detail) (JPY ¥) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Mar. 31, 2012
Recognized rental income	¥ 20,187	¥ 21,153	¥ 39,760	¥ 28,667
Rental expense, net of sublease rental income	11,548	12,321	23,458	25,992
Capital lease assets	¥ 23,214		¥ 23,214		¥ 27,902